Other intangibles, net - Schedule of Customer Relationships and Related Accumulated Amortization (Details) - Customer relationships - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 360,000	$ 360,000
Accumulated amortization	(246,294)	(225,117)
Net carrying amount	$ 113,706	$ 134,883